INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
6. INTANGIBLE ASSETS

Intangible Assets

As of September 30, 2020

	Useful Life	Cost	Accumulated Amortization	Net Book Value

Service Contracts	5	$1,012,335	$506,378	$505,957

There was approximately $50,638 and $151,913 of amortization expense for the three and nine month period ended September 30, 2020. There was approximately $50,598 and $151,638 of amortization expense for the three and nine month period ended September 30, 2019. Service contracts are amortized based on the future undiscounted cash flows or straight – line basis over estimated remaining useful lives of five years.

Over the next four fiscal years annual amortization expense for these finite life intangible assets will total approximately $505,957 as follows: remainder of fiscal 2020 - $50,638, fiscal 2021 - $202,551, fiscal 2022 - $202,551, fiscal 2023- $50,217.

Long-lived assets, including purchased intangibles subject to amortization, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company regularly evaluates whether events and circumstances have occurred that indicate possible impairment and relies on a number of factors, including operating results, business plans, economic projections, and anticipated future cash flows. The Company uses an estimate of the future undiscounted net cash flows of the related asset or asset group over the remaining life in measuring whether the assets are recoverable. As of September 30, 2020, the Company has not recorded any impairments.

Intangible Assets

As of December 31, 2019

	Useful Life	Cost	Accumulated Amortization	Net Book Value

Service Contracts	5	$1,012,335	$354,464	$657,871

There was approximately $202,551 of amortization expense for the fiscal year ended December 31, 2019. There was approximately $151,913 of amortization expense for the fiscal year ended December 31, 2018. Service contracts are amortized based on the future undiscounted cash flows or straight – line basis over estimated remaining useful lives of five years.

Over the next four years, annual amortization expense for these finite life intangible assets will total approximately $657,871, as follows: fiscal 2020 - $202,551, fiscal 2021- $202,551, fiscal 2022- $202,551, fiscal 2023 - $50,218.

Long-lived assets, including purchased intangibles subject to amortization, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company regularly evaluates whether events and circumstances have occurred that indicate possible impairment and relies on several factors, including operating results, business plans, economic projections, and anticipated future cash flows. The Company uses an estimate of the future undiscounted net cash flows of the related asset or asset group over the remaining life in measuring whether the assets are recoverable, as of December 31, 2019, the Company has not recorded any impairments.